Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Maturity New York Municipals Fund
Class Name	Class A
Trading Symbol	IMNYX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class A	$40	0.79%
[1],[2]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 144,200,028
Holdings Count | $ / shares	105	[3]
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$144,200,028
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	0%
[3]
Holdings [Text Block]
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Maturity New York Municipals Fund
Class Name	Class C
Trading Symbol	SINLX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class C	$70	1.39%
[4],[5]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.39%
Net Assets	$ 144,200,028
Holdings Count | $ / shares	105	[6]
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$144,200,028
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	0%
[6]
Holdings [Text Block]
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Maturity New York Municipals Fund
Class Name	Class I
Trading Symbol	LMIIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class I	$27	0.54%
[7],[8]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 144,200,028
Holdings Count | $ / shares	105	[9]
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$144,200,028
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	0%
[9]
Holdings [Text Block]

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased option contracts, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased option contracts, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased option contracts, if any.